Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2026
AFR-NPRT3-0926
1.819945.121
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Private Credit Company LLC (e)(p) (Cost $142,737,704)	14,500,470	134,094,544

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
GoldenTree Loan Management US CLO Ltd Series 2026-21A Class DJR, CME Term SOFR 3 month Index + 4%, 7.7292% 10/20/2039 (g)(i)(j)	3,933,000	3,927,443
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
720 East CLO X Ltd Series 2026-10A Class E, CME Term SOFR 3 month Index + 5.5%, 5.5% 10/20/2039 (g)(i)(j)(q)	875,000	875,031
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1592% 7/20/2038 (g)(i)(j)	2,178,000	2,195,823
Arini US CLO II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.4029% 3/31/2038 (g)(i)(j)	790,000	795,199
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (g)(i)(j)	1,179,000	1,181,304
Balboa Bay Loan Funding Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4792% 7/20/2038 (g)(i)(j)	755,000	755,408
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.7529% 3/30/2038 (g)(i)(j)	1,345,000	1,345,590
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4832% 4/22/2038 (g)(i)(j)	1,989,000	1,992,019
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.6029% 3/31/2038 (g)(i)(j)	3,650,000	3,659,764
Capital Four US CLO V Ltd Series 2026-5A Class D1, CME Term SOFR 3 month Index + 2.95%, 6.6743% 7/15/2037 (g)(i)(j)	2,890,000	2,889,555
Carlyle US CLO Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 10.5602% 7/25/2038 (g)(i)(j)	1,546,000	1,558,908
Carval CLO Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.0792% 10/20/2037 (g)(i)(j)	460,000	457,382
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2038 (g)(i)(j)	3,140,000	3,144,610
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9837% 7/21/2038 (g)(i)(j)	2,671,000	2,700,453
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 1/15/2039 (g)(i)(j)	3,500,000	3,499,899
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 4/15/2039 (g)(i)(j)	250,000	254,974
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.8529% 4/15/2038 (g)(i)(j)	1,268,000	1,265,551
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.0029% 4/15/2038 (g)(i)(j)	1,947,000	1,949,183
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.6292% 4/20/2039 (g)(i)(j)	3,105,000	3,109,319
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 7/20/2037 (g)(i)(j)	511,000	512,561
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 9.1958% 7/20/2039 (g)(i)(j)	350,000	348,879
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.7332% 4/22/2036 (g)(i)(j)	775,000	776,490
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.7529% 7/15/2037 (g)(i)(j)	1,023,000	1,023,089
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9792% 10/20/2037 (g)(i)(j)	1,153,000	1,135,572
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (g)(i)(j)	600,000	606,175
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3337% 1/21/2038 (g)(i)(j)	3,120,000	3,128,901
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2792% 7/20/2037 (g)(i)(j)	1,457,000	1,437,634
OHA Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.1419% 2/20/2038 (g)(i)(j)	6,050,000	5,997,075
Palmer Square Loan Funding Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.2529% 7/15/2033 (g)(i)(j)	1,726,000	1,713,053
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (g)	2,134,000	2,060,603
Rowe CLO Ltd Series 2026-2A Class D2, CME Term SOFR 3 month Index + 4.25%, 0% 7/20/2039 (g)(i)(j)(q)	650,000	650,046
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.7529% 10/15/2039 (g)(i)(j)	1,250,000	1,251,588
RR 46 LTD Series 2026-46A Class D, CME Term SOFR 3 month Index + 5%, 8.8108% 7/15/2039 (g)(i)(j)	1,250,000	1,250,043
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.565% 4/25/2037 (g)	4,075,000	4,005,912
TPG CLO Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 6.9837% 1/21/2039 (g)(i)(j)	1,500,000	1,502,403
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		61,029,996
UNITED STATES - 0.1%
Diameter Capital CLO 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.9029% 10/15/2037 (g)(i)(j)	1,315,000	1,317,084
Hilton Grand Vacations Trust Series 2025-3EXT Class D, 7.38% 10/25/2044 (g)	1,048,344	1,054,401
Hilton Grand Vacations Trust Series 2026-1A Class D, 7.21% 2/25/2043 (g)	429,377	431,577
Hilton Grand Vacations Trust Series 2026-2A Class D, 6% 3/27/2045 (g)	1,245,705	1,209,081
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.4792% 1/20/2038 (g)(i)(j)	948,000	953,154
Systima Capital Management LLC Series 2025-SUP2 Class E, U.S. 30-Day Avg. SOFR Index + 4%, 7.3161% 9/25/2032 (g)(i)(j)	246,504	247,400
Systima Capital Management LLC Series 2026-SUP1 Class E, 7.1161% 6/27/2033 (g)(j)	2,983,895	2,983,888
Systima Capital Management LLC Series 2026-SUP1 Class R, U.S. 30-Day Avg. SOFR Index + 6.5%, 10.1161% 6/27/2033 (g)(i)(j)	2,533,340	2,533,318
TOTAL UNITED STATES		10,729,903
TOTAL ASSET-BACKED SECURITIES (Cost $75,804,261)		75,687,342

Bank Loan Obligations - 87.8%
	Principal Amount (a)	Value ($)
CANADA - 1.2%
Consumer Discretionary - 0.4%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 12/13/2029 (h)(i)(j)	3,522,779	3,527,183
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 1/22/2031 (h)(i)(j)	3,829,397	3,831,809
		7,358,992
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 9/20/2030 (h)(i)(j)	55,966,876	55,908,670
TOTAL CONSUMER DISCRETIONARY		63,267,662
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/18/2031 (h)(i)(j)	26,316,707	26,333,286
Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
VetStrategy Canada Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7322% 12/12/2031 (h)(i)(j)	39,736,937	39,579,579
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5727% 11/3/2031 (h)(i)(j)	16,042,261	15,941,997
TOTAL HEALTH CARE		55,521,576
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 3/21/2031 (h)(i)(j)	12,804,300	12,776,259
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6752% 5/29/2028 (h)(i)(j)	27,034,248	24,868,805
TOTAL CANADA		182,767,588
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 12/13/2032 (h)(i)(j)	33,311,750	33,273,775
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2815% 5/23/2030 (h)(i)(j)	9,930,518	9,939,853
FRANCE - 0.8%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.1156% 5/14/2029 (h)(i)(j)	5,907,677	5,911,399
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.6156% 5/31/2031 (h)(i)(j)	95,736,326	97,312,146
TOTAL COMMUNICATION SERVICES		103,223,545
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 12/10/2031 (h)(i)(j)	9,245,000	9,264,229
TOTAL FRANCE		112,487,774
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/3/2030 (h)(i)(j)	16,583,438	16,650,766
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.7043% 4/30/2030 (h)(i)(j)	26,085,943	26,176,201

TOTAL GERMANY		42,826,967
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1644% 10/18/2029 (h)(i)(j)	21,599,230	21,653,228
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (h)(i)(j)	22,197,000	22,135,958
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(h)(i)(j)(m)	20,791,044	1
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(h)(i)(j)	658,883	658,883
BYJU's Alpha Inc Tranche SECOND OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (b)(h)(i)(j)	1,466,861	1,466,861
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6439% 3/31/2033 (b)(h)(i)(j)	6,458,023	342,275

TOTAL INDIA		2,468,020
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 6/4/2032 (h)(i)(j)	8,716,950	8,662,469
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 10/1/2032 (h)(i)(j)	30,383,123	26,078,746
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (h)(i)(j)(m)	11,864,743	255,092
TOTAL FINANCIALS		26,333,838
Materials - 0.1%
Containers & Packaging - 0.1%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.843% 1/30/2031 (h)(i)(j)	15,496,953	14,697,930
TOTAL LUXEMBOURG		41,031,768
NETHERLANDS - 0.5%
Industrials - 0.2%
Building Products - 0.2%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7322% 1/17/2032 (h)(i)(j)	31,641,289	31,582,120
Information Technology - 0.1%
IT Services - 0.1%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4799% 10/8/2032 (h)(i)(j)	9,366,525	9,363,621
Materials - 0.1%
Chemicals - 0.1%
Nouryon Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1669% 7/8/2031 (h)(i)(j)	19,615,847	19,603,685
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 8/30/2028 (h)(i)(j)	21,333,500	12,586,765
TOTAL NETHERLANDS		73,136,191
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0029% 1/31/2032 (h)(i)(j)	11,601,947	11,326,400
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (h)(i)(j)	28,961,505	29,018,270
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 11/15/2030 (h)(i)(j)	13,506,150	13,084,083
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3227% 11/15/2030 (h)(i)(j)	37,627,200	36,511,930

TOTAL SWITZERLAND		49,596,013
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1669% 12/2/2031 (h)(i)(j)	85,539,381	85,789,156
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8454% 7/21/2030 (h)(i)(j)	63,000,571	62,764,318
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 7/31/2032 (h)(i)(j)	16,434,808	16,432,178
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/31/2029 (h)(i)(j)	27,738,035	27,755,510
TOTAL CONSUMER DISCRETIONARY		106,952,006
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9205% 8/30/2032 (h)(i)(j)	14,949,875	14,987,250
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (h)(i)(j)	86,325,000	86,567,573
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 1/21/2030 (h)(i)(j)	10,848,372	10,882,327
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9744% 3/15/2032 (h)(i)(j)	39,520,800	39,520,800
TOTAL UNITED KINGDOM		344,699,112
UNITED STATES - 81.0%
Communication Services - 5.5%
Diversified Telecommunication Services - 0.8%
Aventiv Technologies LLC Tranche EXCHANGE TL, term loan 10.7665% 7/2/2031 (h)(j)	27,313,864	28,019,381
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 3/29/2032 (h)(i)(j)	54,025,000	54,176,811
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 10/6/2032 (h)(i)(j)	31,412,150	31,412,150
		113,608,342
Entertainment - 1.4%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3822% 2/10/2027 (h)(i)(j)	38,561,113	28,246,015
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (h)(i)(j)	47,440,000	47,451,860
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 8/30/2030 (h)(i)(j)	12,291,598	12,306,963
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6677% 10/21/2032 (h)(i)(j)	8,765,950	8,754,992
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (h)(i)(j)(k)	80,305,000	80,716,965
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 2/17/2033 (h)(i)(j)	27,896,707	27,966,449
		205,443,244
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 7/8/2031 (h)(i)(j)	13,476,182	12,962,469
Media - 2.8%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.277% 8/21/2031 (h)(i)(j)	8,909,585	8,790,820
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.0136% 4/18/2030 (h)(i)(j)	27,964,554	24,597,062
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3322% 6/18/2029 (h)(i)(j)	69,561,086	64,344,004
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/3/2033 (h)(i)(j)	111,037,788	111,107,743
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1467% 6/16/2032 (h)(i)(j)	25,373,275	23,835,147
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/28/2032 (h)(i)(j)	28,205,100	28,081,844
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 3/21/2033 (h)(i)(j)	35,157,786	35,097,314
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.2938% 12/31/2029 (h)(i)(j)	4,893,634	4,294,164
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9322% 12/31/2030 (h)(i)(j)	18,146,739	15,651,562
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (h)(i)(j)	7,984,769	5,836,707
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 6/24/2029 (h)(i)(j)	5,780,534	5,748,047
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0954% 1/31/2029 (h)(i)(j)	25,053,209	24,721,254
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3454% 1/31/2029 (h)(i)(j)	11,637,500	11,539,280
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 1/30/2031 (h)(i)(j)	42,860,000	43,098,302
		406,743,250
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 1/30/2031 (h)(i)(j)	48,480,542	48,627,923
NTI Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8967% 7/1/2033 (h)(i)(j)	11,980,000	11,740,400
		60,368,323
TOTAL COMMUNICATION SERVICES		799,125,628
Consumer Discretionary - 16.1%
Automobile Components - 0.9%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9191% 2/3/2033 (h)(i)(j)	15,093,938	15,112,805
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5809% 3/3/2028 (h)(i)(j)	23,101,513	14,149,677
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/28/2032 (h)(i)(j)	53,093,200	53,159,567
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/6/2030 (h)(i)(j)	21,269,082	21,290,351
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 3/25/2032 (h)(i)(j)	16,368,227	16,409,147
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8822% 12/22/2028 (h)(i)(j)	10,354,271	8,024,560
		128,146,107
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3454% 6/3/2028 (h)(i)(j)	19,255,828	17,859,781
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 4/19/2030 (h)(i)(j)	17,298,075	17,319,697
		35,179,478
Broadline Retail - 2.6%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 11/8/2032 (h)(i)(j)	16,705,020	16,735,590
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/23/2032 (h)(i)(j)	366,639,123	367,948,024
		384,683,614
Distributors - 1.3%
ADI Global Distribution Funding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 6/17/2033 (h)(i)(j)(k)	4,930,000	4,926,943
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 12/11/2030 (h)(i)(j)	42,088,872	41,523,197
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 12/29/2032 (h)(i)(j)	67,849,950	67,001,827
BCPE HIPH Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7337% 7/5/2033 (h)(i)(j)	9,166,688	9,229,755
BCPE HIPH Parent Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 1% 7/5/2033 (h)(i)(j)(l)	968,312	974,974
Protective Industrial Products Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4174% 5/21/2032 (h)(i)(j)	34,980,100	35,005,635
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 8/1/2030 (h)(i)(j)	33,632,306	33,649,122
		192,311,453
Diversified Consumer Services - 0.7%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.152% 7/2/2033 (h)(i)(j)	81,835,000	81,835,000
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 11/2/2029 (h)(i)(j)	19,957,502	19,932,555
		101,767,555
Hotels, Restaurants & Leisure - 7.2%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0141% 2/7/2029 (h)(i)(j)	24,369,404	24,445,681
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 6/24/2030 (h)(i)(j)	20,625,803	20,625,803
Aramark Services Inc Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 4/6/2028 (h)(i)(j)	14,807,763	14,807,763
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 11/24/2028 (h)(i)(j)	9,736,826	9,744,129
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 7/30/2033 (h)(i)(j)(k)	3,365,000	3,365,000
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/6/2030 (h)(i)(j)	73,376,172	70,661,254
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/6/2031 (h)(i)(j)	45,335,185	43,106,054
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (h)(i)(j)	38,680,760	31,049,433
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (h)(i)(j)	18,095,133	15,784,746
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9822% 4/2/2029 (h)(i)(j)	28,014,585	28,172,307
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 1/29/2029 (h)(i)(j)	171,012,327	171,005,486
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 2/12/2029 (h)(i)(j)	8,782,541	8,800,106
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 11/30/2030 (h)(i)(j)	53,941,792	53,402,374
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/28/2032 (h)(i)(j)	43,812,720	43,285,653
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 12/4/2031 (h)(i)(j)	19,613,618	19,628,329
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/27/2032 (h)(i)(j)	10,855,350	10,882,488
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 1/17/2031 (h)(i)(j)	14,061,113	14,006,696
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 7/18/2033 (h)(i)(j)	52,038,228	51,506,918
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4744% 11/8/2030 (h)(i)(j)	21,135,341	21,154,997
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5568% 10/31/2031 (h)(i)(j)	30,502,849	29,381,869
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 4/26/2030 (h)(i)(j)	31,087,707	30,915,481
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6568% 11/5/2031 (h)(i)(j)	27,029,772	27,070,317
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6674% 4/16/2029 (h)(i)(j)	15,345,983	15,345,983
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 4/1/2031 (h)(i)(j)	22,092,507	22,099,356
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 7/18/2031 (h)(i)(j)	8,028,343	8,014,694
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2322% 8/18/2032 (h)(i)(j)	14,529,003	14,529,003
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7309% 7/2/2032 (h)(i)(j)	12,258,155	11,700,409
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (h)(i)(j)(l)	525,246	501,347
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 3/14/2031 (h)(i)(j)	45,978,539	46,013,483
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4125% 11/21/2031 (h)(i)(j)	25,979,107	25,921,693
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 12/30/2026 (b)(h)(i)(j)	48,497,071	31,038,126
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.5843% 12/30/2027 (b)(h)(i)(j)	3,860,000	1,158,000
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.5843% 12/30/2026 (b)(h)(i)(j)	9,252,534	6,014,147
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 8/3/2028 (h)(i)(j)	47,544,529	47,541,201
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 7/30/2033 (h)(i)(j)(k)	48,240,000	48,300,300
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0724% 9/3/2029 (h)(i)(j)	21,299,716	18,570,796
		1,039,551,422
Household Durables - 0.3%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.89% 10/24/2031 (h)(i)(j)	15,146,693	15,216,064
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4754% 10/1/2032 (h)(i)(j)	28,428,750	28,149,011
		43,365,075
Specialty Retail - 2.6%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (h)(i)(j)	36,954,584	36,885,479
Chewy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.446% 6/23/2033 (h)(i)(j)	7,070,000	7,052,325
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8967% 6/9/2031 (h)(i)(j)	20,062,650	20,032,957
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5744% 6/6/2031 (h)(i)(j)	10,244,922	8,161,822
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7244% 6/6/2031 (h)(i)(j)	15,383,141	12,998,754
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(h)(i)(j)(m)	101,131	0
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2254% 3/15/2031 (h)(i)(j)	28,343,575	28,329,970
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 10/14/2032 (h)(i)(j)	18,553,500	18,548,862
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3454% 10/20/2028 (h)(i)(j)	30,492,495	29,730,183
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0809% 10/20/2028 (h)(i)(j)	14,091,069	13,918,876
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3102% 2/26/2033 (h)(i)(j)	31,286,588	29,591,793
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (h)(i)(j)	74,385,669	69,104,287
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 4/30/2031 (h)(i)(j)	34,425,000	34,439,459
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2031 (h)(i)(j)	14,100,119	14,130,011
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 10/31/2029 (h)(i)(j)	47,685,216	47,596,045
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 2/10/2033 (h)(i)(j)	15,110,000	15,064,368
		385,585,191
Textiles, Apparel & Luxury Goods - 0.3%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4837% 8/26/2031 (h)(i)(j)	42,990,108	42,983,230
TOTAL CONSUMER DISCRETIONARY		2,353,573,125
Consumer Staples - 2.4%
Beverages - 0.9%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7529% 4/1/2032 (h)(i)(j)	15,701,997	15,682,370
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0822% 1/24/2029 (h)(i)(j)	34,995,069	23,466,294
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 4.8322% 1/24/2030 (h)(i)(j)	7,081,122	2,620,014
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 1/24/2029 (h)(i)(j)	26,556,605	26,959,204
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 3/31/2031 (h)(i)(j)	56,483,438	56,681,694
		125,409,576
Consumer Staples Distribution & Retail - 0.6%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7322% 9/20/2030 (h)(i)(j)	24,613,403	23,198,133
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.2043% 9/30/2031 (h)(i)(j)	17,430,619	17,320,980
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5822% 8/1/2029 (h)(i)(j)	30,743,663	19,909,596
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2322% 3/31/2031 (b)(h)(i)(j)	7,844,569	5,883,427
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.7322% 9/30/2030 (b)(h)(i)(j)	2,070,894	2,029,476
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.002% 4/1/2029 (h)(i)(j)	18,520,702	18,503,293
		86,844,905
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.749% 12/23/2030 (h)(i)(j)	17,441,864	17,499,945
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 10/28/2032 (h)(i)(j)	30,795,250	30,899,646
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(h)(i)(j)(m)	43,276,858	4
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(h)(i)(j)(m)	6,911,469	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(h)(i)(j)(m)	6,407,647	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(h)(i)(j)(m)	23,002,565	8,711,761
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 2/12/2031 (h)(i)(j)	26,111,922	25,645,824
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7626% 7/9/2032 (h)(i)(j)	34,191,744	34,341,504
		117,098,684
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5954% 5/17/2028 (h)(i)(j)	13,885,448	11,898,163
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 6/13/2033 (h)(i)(j)	12,050,000	12,080,125
		23,978,288
TOTAL CONSUMER STAPLES		353,331,453
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4253% 7/9/2031 (h)(i)(j)	23,572,514	23,577,464
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3454% 3/31/2028 (h)(i)(j)	8,749,112	8,760,049
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 12/31/2032 (h)(i)(j)	56,332,479	56,010,821
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 5/17/2032 (h)(i)(j)	15,715,000	15,760,888
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2322% 4/1/2030 (h)(i)(j)	15,180,666	15,180,666
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/30/2031 (h)(i)(j)	10,614,815	10,628,083
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (h)(i)(j)(m)	124,789,121	74,353,102
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 8/1/2029 (h)(i)(j)	4,288,450	4,309,892
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9559% 5/25/2029 (h)(i)(j)	22,114,186	22,086,544
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9559% 5/25/2029 (h)(i)(j)	2,766,132	2,764,417
TOTAL ENERGY		233,431,926
Financials - 10.2%
Capital Markets - 2.5%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/16/2031 (h)(i)(j)	36,698,481	36,070,570
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6614% 6/10/2033 (h)(i)(j)	57,981,698	57,905,742
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 5/17/2031 (h)(i)(j)	13,939,556	13,910,282
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/15/2031 (h)(i)(j)	38,317,494	37,783,731
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 9/5/2031 (h)(i)(j)	20,392,205	20,352,645
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (h)(i)(j)	42,002,307	41,792,295
Hightower Holding LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (h)(i)(j)(k)(l)	2,152,500	2,141,738
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (h)(i)(j)	72,328,457	72,009,489
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 6/30/2033 (h)(i)(j)	45,380,000	45,606,900
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 11/26/2031 (h)(i)(j)	17,039,861	17,054,004
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 12/1/2028 (h)(i)(j)	15,847,636	15,903,737
		360,531,133
Financial Services - 2.9%
ACNR Holdings Inc 2LN, term loan 13% (b)(h)(j)(n)	6,977,181	6,894,850
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2337% 7/1/2032 (h)(i)(j)	7,919,822	7,556,856
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 11/5/2032 (h)(i)(j)	21,701,045	21,663,719
Cub Financing Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/24/2033 (h)(i)(j)(k)	8,995,000	8,995,000
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(h)(i)(j)(m)	1,317,675	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 9/22/2032 (h)(i)(j)	23,661,100	20,407,699
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6677% 4/16/2029 (h)(i)(j)	12,791,323	12,751,414
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 11/17/2031 (h)(i)(j)	43,192,981	42,053,982
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 7/31/2031 (h)(i)(j)	49,295,560	47,715,638
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 7/31/2031 (h)(i)(j)	15,642,174	15,279,432
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4809% 2/16/2032 (h)(i)(j)	12,965,000	12,563,863
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2626% 10/8/2032 (h)(i)(j)	13,635,825	13,673,733
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 8/2/2032 (h)(i)(j)	13,915,236	13,732,668
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5602% 2/20/2030 (h)(i)(j)	19,885,030	19,847,845
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2032 (h)(i)(j)	11,346,829	11,325,610
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 6/24/2031 (h)(i)(j)	20,887,164	20,825,547
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 6/24/2031 (h)(i)(j)	12,365,417	12,326,094
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(h)	21,410,150	21,784,828
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (h)(i)(j)	109,389,036	109,750,020
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/20/2032 (h)(i)(j)(k)	6,100,000	6,117,812
		425,266,610
Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 6/21/2032 (h)(i)(j)	20,348,148	18,272,637
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 11/6/2030 (h)(i)(j)	168,270,826	153,715,399
Alera Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 5/28/2032 (h)(i)(j)	52,312,108	50,824,352
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 9/19/2031 (h)(i)(j)	36,356,196	36,195,138
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7322% 1/30/2032 (h)(i)(j)	29,292,064	29,023,163
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (h)(i)(j)	58,645,173	57,193,705
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 9/19/2030 (h)(i)(j)	28,739,700	28,015,172
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 2/23/2033 (h)(i)(j)	121,651,019	113,844,674
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.3343% 1/20/2029 (h)(i)(j)	41,491,193	41,113,208
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4822% 5/6/2031 (h)(i)(j)	50,597,258	49,711,806
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9837% 6/20/2030 (h)(i)(j)	72,154,418	72,180,394
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 9/15/2031 (h)(i)(j)	14,002,693	13,985,190
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 9/29/2030 (h)(i)(j)	9,624,862	9,609,270
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 11/21/2029 (h)(i)(j)	32,923,985	32,882,830
		706,566,938
TOTAL FINANCIALS		1,492,364,681
Health Care - 7.7%
Biotechnology - 0.2%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/12/2031 (h)(i)(j)	9,760,538	9,780,839
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (h)(i)(j)	17,265,000	17,241,347
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (h)(i)(j)	16,852,763	16,880,907
		43,903,093
Health Care Equipment & Supplies - 1.6%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 1/15/2031 (h)(i)(j)	36,620,918	36,712,471
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9945% 4/7/2033 (h)(i)(j)	62,690,000	61,628,031
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 8/1/2031 (h)(i)(j)	53,647,208	53,792,592
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2309% 8/21/2030 (h)(i)(j)	12,601,099	12,364,828
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 8/23/2032 (h)(i)(j)	47,272,775	46,811,866
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 5/30/2031 (h)(i)(j)	16,009,031	16,044,091
		227,353,879
Health Care Providers & Services - 2.6%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2227% 2/15/2029 (h)(i)(j)	15,738,348	8,352,499
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.7309% 9/17/2032 (h)(i)(j)	8,706,250	8,740,901
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1483% 6/30/2031 (h)(i)(j)	34,331,593	34,356,999
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 5/9/2031 (h)(i)(j)	35,651,527	35,606,963
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/6/2033 (h)(i)(j)	14,661,961	14,706,826
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.9174% 10/1/2032 (h)(i)(j)	13,136,356	13,184,303
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7309% 9/24/2031 (h)(i)(j)	43,547,272	38,752,717
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 10/23/2031 (h)(i)(j)	12,020,541	12,090,020
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.1355% 10/23/2031 (h)(i)(j)(l)	1,558,727	1,567,736
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 8/25/2032 (h)(i)(j)	17,310,383	17,328,040
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (h)(i)(j)	11,247,565	11,256,001
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7322% 7/3/2028 (h)(i)(j)	2,802,338	2,804,440
McKesson Medical-Surgical Top Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 6/9/2032 (h)(i)(j)	30,365,000	30,365,000
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 4/15/2031 (h)(i)(j)	20,096,755	20,121,876
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7309% 12/12/2030 (h)(i)(j)	41,919,938	42,221,342
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 2/21/2031 (h)(i)(j)	16,264,716	16,263,415
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (h)(i)(j)	54,903,006	54,911,791
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9822% 3/31/2033 (h)(i)(j)	5,755,000	5,700,557
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.7612% 10/2/2028 (h)(i)(j)	4,857,010	4,862,546
		373,193,972
Health Care Technology - 1.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/16/2032 (h)(i)(j)	28,000,000	27,772,640
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	8,930,000	8,409,113
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3967% 3/26/2032 (h)(i)(j)	20,428,650	19,035,212
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3967% 5/1/2031 (h)(i)(j)	47,825,643	44,812,627
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 9/28/2029 (h)(i)(j)	39,344,326	38,577,898
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 11/26/2031 (h)(i)(j)	55,126,371	54,055,818
		192,663,308
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 12/12/2031 (h)(i)(j)	57,445,756	57,529,627
Pharmaceuticals - 1.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 10/8/2030 (h)(i)(j)	101,207,380	98,079,060
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 8/2/2032 (h)(i)(j)	22,296,653	22,352,395
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3967% 10/31/2032 (h)(i)(j)	9,999,750	9,994,749
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 4/23/2031 (h)(i)(j)	32,676,547	32,697,134
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 5/5/2028 (h)(i)(j)	36,579,944	36,660,054
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 5/19/2031 (h)(i)(j)	32,867,957	32,811,424
		232,594,816
TOTAL HEALTH CARE		1,127,238,695
Industrials - 13.6%
Aerospace & Defense - 1.9%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9822% 10/17/2030 (h)(i)(j)	11,595,844	11,605,237
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/27/2032 (h)(i)(j)	7,922,083	7,929,134
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6705% 2/26/2032 (h)(i)(j)	32,771,919	32,742,752
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2%, 1% 2/26/2032 (h)(i)(j)(l)	3,801,270	3,797,886
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 4/1/2032 (h)(i)(j)	9,815,675	9,845,122
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4196% 2/17/2033 (h)(i)(j)	12,595,000	12,587,191
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.196% 12/11/2031 (h)(i)(j)	25,194,071	25,178,451
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/11/2031 (h)(i)(j)(l)	879,531	878,986
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 2/28/2031 (h)(i)(j)	15,841,198	15,860,365
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9809% 3/22/2030 (h)(i)(j)	68,049,791	68,059,998
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 1/19/2032 (h)(i)(j)	21,433,238	21,458,529
TransDigm Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 8/19/2032 (h)(i)(j)	27,487,288	27,525,220
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 2/13/2033 (h)(i)(j)	37,126,950	37,162,221
		274,631,092
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 10/31/2031 (h)(i)(j)	20,718,731	20,765,555
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 10/31/2031 (h)(i)(j)	7,880,744	7,898,555
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5809% 11/23/2028 (h)(i)(j)	10,722,789	10,483,242
Echo Global Logistics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 11/23/2028 (h)(i)(j)	20,199,375	19,938,399
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 3/18/2030 (h)(i)(j)(k)	11,325,000	11,337,571
STG Distribution LLC Tranche TAKEBACK TL, term loan CME Term SOFR 3 month Index + 6.75%, 10.6299% 6/27/2031 (b)(h)(i)(j)	2,218,903	2,218,903
		72,642,225
Building Products - 0.9%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 5/16/2033 (h)(i)(j)	16,066,736	16,091,479
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 9/8/2032 (h)(i)(j)	21,914,366	21,927,076
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2894% 8/1/2028 (h)(i)(j)	3,755,810	1,909,191
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0144% 4/12/2028 (h)(i)(j)	44,915,994	22,598,584
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1644% 5/15/2031 (h)(i)(j)	14,187,992	6,313,656
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (h)(i)(j)	4,568,850	4,566,748
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 8/4/2031 (h)(i)(j)	19,973,482	19,966,891
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.7322% 2/20/2032 (h)(i)(j)	42,971,900	42,640,587
		136,014,212
Commercial Services & Supplies - 5.6%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 12/21/2028 (h)(i)(j)	80,697,351	80,803,872
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 8/20/2032 (h)(i)(j)	110,236,975	110,520,284
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 4/1/2033 (h)(i)(j)	10,535,000	10,574,506
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.2309% 2/15/2031 (h)(i)(j)	44,952,456	39,606,260
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 5/31/2028 (h)(i)(j)	17,109,985	17,170,554
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (h)(i)(j)	59,731,605	47,449,592
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6322% 5/3/2029 (h)(i)(j)	28,040,962	16,369,192
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4754% 7/1/2033 (h)(i)(j)	6,640,000	6,642,789
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6562% 2/9/2031 (h)(i)(j)	8,074,087	8,074,087
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0138% 9/4/2030 (h)(i)(j)	113,639,750	83,809,316
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.1822% 9/4/2030 (h)(i)(j)	21,881,623	22,459,517
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/9/2033 (h)(i)(j)	72,700,000	72,375,758
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 10/21/2028 (h)(i)(j)	8,955,109	8,958,332
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1556% 3/3/2032 (h)(i)(j)	40,851,300	40,868,458
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7322% 11/3/2031 (h)(i)(j)	25,855,100	26,003,767
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4699% 5/6/2032 (h)(i)(j)	24,143,921	24,109,878
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8626% 2/3/2033 (h)(i)(j)	117,850,000	117,073,369
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4175% 12/31/2032 (h)(i)(j)	36,217,031	36,257,232
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (h)(i)(j)	6,581,925	6,598,379
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 12/10/2028 (h)(i)(j)	9,169,910	9,200,446
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (h)(i)(j)	18,410,025	18,225,925
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2438% 10/19/2030 (h)(i)(j)	11,580,894	10,422,805
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9938% 4/19/2030 (h)(i)(j)	12,115,766	11,964,319
		825,538,637
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.502% 3/27/2031 (h)(i)(j)	15,050,614	15,092,455
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.749% 11/3/2031 (h)(i)(j)	23,414,816	23,414,816
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4011% 1/27/2033 (h)(i)(j)	14,170,000	14,174,392
Trilon Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2529% 6/13/2033 (h)(i)(j)	16,686,735	16,665,877
Trilon Group LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 3.2761% 6/13/2033 (h)(i)(j)(l)	1,483,265	1,481,411
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 1/24/2031 (h)(i)(j)	11,268,076	11,250,835
		82,079,786
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 7/16/2032 (h)(i)(j)	14,597,550	14,451,574
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4822% 4/10/2031 (h)(i)(j)	31,827,758	31,736,412
		46,187,986
Machinery - 1.2%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4253% 1/2/2033 (h)(i)(j)	9,516,150	9,524,048
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 8/30/2032 (h)(i)(j)	13,256,775	13,281,698
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4809% 9/12/2032 (h)(i)(j)	20,939,907	21,001,051
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2322% 2/3/2033 (h)(i)(j)	21,498,002	21,533,903
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6467% 10/10/2031 (h)(i)(j)	13,910,076	13,918,840
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 11/22/2029 (h)(i)(j)	16,631,180	16,633,342
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 1/2/2032 (h)(i)(j)	6,432,465	6,446,231
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8309% 3/25/2031 (h)(i)(j)	57,022,862	57,197,352
Tulip Holdco DE LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 7/22/2033 (h)(i)(j)(k)	20,390,000	20,326,383
		179,862,848
Passenger Airlines - 1.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9792% 4/20/2028 (h)(i)(j)	19,054,785	19,044,496
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4792% 5/28/2032 (h)(i)(j)	13,276,938	13,272,158
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.6658% 5/29/2033 (h)(i)(j)	36,375,000	36,086,910
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (h)(i)(j)	14,322,700	14,179,473
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 2/24/2031 (h)(i)(j)	23,981,882	23,897,945
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4754% 4/1/2031 (h)(i)(j)	35,663,257	35,685,725
		142,166,707
Professional Services - 1.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 8/12/2032 (h)(i)(j)	12,617,769	12,570,452
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 9/29/2031 (h)(i)(j)	36,438,070	36,374,304
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 10/30/2031 (h)(i)(j)	13,716,125	13,686,087
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 3/9/2033 (h)(i)(j)	6,698,213	6,684,280
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 12/29/2028 (h)(i)(j)	32,564,693	11,071,996
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8224% 9/29/2031 (h)(i)(j)	21,908,241	21,879,104
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 5/30/2031 (h)(i)(j)	12,777,660	12,753,766
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2309% 7/31/2031 (h)(i)(j)	40,620,678	40,324,553
		155,344,542
Transportation Infrastructure - 0.5%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 8/6/2030 (h)(i)(j)	12,184,259	12,195,712
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5297% 8/6/2030 (h)(i)(j)	600,741	601,306
Carrix Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (h)(i)(j)(k)	20,808,333	20,756,313
Carrix Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/27/2033 (h)(i)(j)(k)	4,161,667	4,151,262
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0727% 4/29/2033 (h)(i)(j)	27,885,000	27,834,249
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 6/30/2033 (h)(i)(j)	3,915,000	3,919,894
		69,458,736
TOTAL INDUSTRIALS		1,983,926,771
Information Technology - 15.7%
Electronic Equipment, Instruments & Components - 1.6%
Amber Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/15/2033 (h)(i)(j)(k)	28,440,851	28,405,300
Amber Acquisitionco LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 0% 7/15/2033 (h)(i)(j)(k)	1,939,149	1,936,725
Belden Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 7/1/2033 (h)(i)(j)	15,760,000	15,819,100
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 7/2/2029 (h)(i)(j)	14,609,672	14,609,672
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/9/2032 (h)(i)(j)(k)	3,385,000	3,385,000
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 7/9/2032 (h)(i)(j)	36,012,927	36,057,944
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 7/29/2033 (h)(i)(j)	5,235,000	5,287,350
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 11/9/2029 (h)(i)(j)	14,241,938	14,034,291
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.749% 8/18/2031 (h)(i)(j)	31,949,161	31,958,107
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 3/17/2032 (h)(i)(j)	10,660,197	10,700,173
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2337% 10/1/2032 (h)(i)(j)	18,627,186	18,691,823
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1.5% 10/1/2032 (h)(i)(j)(l)	3,591,129	3,603,590
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0857% 12/16/2032 (h)(i)(j)(l)	2,197,650	2,204,968
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 12/16/2032 (h)(i)(j)	14,707,350	14,756,326
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2322% 2/28/2033 (h)(i)(j)	20,285,000	20,242,807
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (h)(i)(j)	18,040,275	17,987,597
		239,680,773
IT Services - 2.3%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2322% 2/3/2031 (h)(i)(j)	26,488,583	26,234,823
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0145% 2/10/2028 (h)(i)(j)	48,075,136	45,479,078
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (h)(j)	5,502,524	4,438,720
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9809% 10/31/2030 (h)(i)(j)	15,834,963	15,518,264
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.8227% 3/21/2033 (h)(i)(j)	32,171,576	18,069,809
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0727% 3/22/2032 (h)(i)(j)	72,916,196	54,525,273
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 6/17/2031 (h)(i)(j)	31,473,962	30,529,744
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (h)(i)(j)	11,595,000	7,899,094
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6727% 2/1/2028 (h)(i)(j)	112,696,210	102,392,395
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 6/20/2031 (h)(i)(j)	27,284,750	27,233,728
		332,320,928
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4169% 2/4/2033 (h)(i)(j)	10,222,387	10,209,609
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4754% 11/1/2032 (h)(i)(j)	35,307,575	35,278,270
		45,487,879
Software - 11.5%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9822% 2/24/2031 (h)(i)(j)	48,665,166	47,805,740
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 12/11/2028 (h)(i)(j)	61,975,037	61,229,477
Bending Spoons US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 3/7/2031 (h)(i)(j)(k)	10,800,000	10,827,000
Cloud Software Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 8/13/2032 (h)(i)(j)	57,361,538	51,258,844
Cloud Software Group LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 3/21/2031 (h)(i)(j)	46,950,930	42,484,018
Coreweave Compute Acquisition Co VIII LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 3/31/2032 (b)(h)(i)(j)(k)	28,135,000	27,994,325
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 0.5%, 3.8107% 11/15/2031 (h)(i)(j)(l)	110,857,774	110,580,629
CoreWeave Financing DDTL V LLC Tranche DD-CAPEX 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 9/30/2031 (h)(i)(j)(k)	15,050,000	15,068,813
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9875% 10/9/2031 (h)(i)(j)	56,400,765	51,536,199
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9875% 10/9/2032 (h)(i)(j)	8,737,000	7,679,823
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8227% 2/4/2033 (h)(i)(j)	70,290,000	65,344,396
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7309% 2/19/2029 (h)(i)(j)	26,540,126	22,113,498
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (h)(i)(j)	14,626,500	14,388,819
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9822% 4/2/2029 (b)(h)(i)(j)	40,099,350	39,321,743
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 10/9/2029 (h)(i)(j)	35,385,790	34,076,516
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4809% 5/30/2031 (h)(i)(j)	31,323,955	29,862,066
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 4/16/2032 (h)(i)(j)	5,014,350	4,962,953
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 9/12/2029 (h)(i)(j)	57,959,955	57,351,375
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/30/2032 (h)(i)(j)	33,351,993	32,097,958
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5727% 7/26/2032 (h)(i)(j)	31,690,750	23,704,681
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 12/31/2031 (h)(i)(j)	76,966,267	68,634,669
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9809% 5/3/2028 (h)(i)(j)	82,284,324	79,695,659
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9809% 2/23/2029 (h)(i)(j)	14,860,000	14,069,597
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0727% 7/1/2031 (h)(i)(j)	76,346,133	70,572,838
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.0876% 8/15/2028 (h)(i)(j)	31,236,452	21,201,742
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.4264% 11/15/2032 (h)(i)(j)	17,795,400	17,439,492
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0843% 6/2/2028 (h)(i)(j)	153,308,578	136,397,109
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.7322% 5/9/2033 (h)(i)(j)	19,595,000	11,646,876
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 10/26/2030 (h)(i)(j)	22,103,259	17,185,284
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4822% 7/16/2031 (h)(i)(j)	22,265,700	21,766,948
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/31/2028 (h)(i)(j)	81,002,621	79,534,854
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 8/31/2030 (h)(i)(j)(k)	14,665,000	14,399,270
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5319% 5/15/2028 (h)(i)(j)	41,690,349	37,670,149
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0319% 5/15/2028 (h)(i)(j)	6,234,518	6,322,861
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4809% 9/8/2032 (h)(i)(j)	42,179,586	42,245,386
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7309% 4/5/2030 (h)(i)(j)	69,087,899	52,928,930
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7292% 12/19/2030 (h)(i)(j)	16,534,063	15,748,695
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 8/13/2029 (h)(i)(j)	30,252,780	28,941,927
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7309% 5/9/2031 (h)(i)(j)	36,942,755	36,895,468
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.0727% 2/10/2031 (h)(i)(j)	122,902,356	117,879,337
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0727% 4/14/2031 (h)(i)(j)	37,561,829	36,021,794
		1,676,887,758
TOTAL INFORMATION TECHNOLOGY		2,294,377,338
Materials - 6.5%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9822% 12/14/2029 (h)(i)(j)	25,613,641	24,022,010
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (h)(i)(j)	10,142,150	9,482,910
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (h)(i)(j)	12,310,000	9,232,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (h)(i)(j)	22,843,767	21,358,922
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4822% 12/23/2031 (h)(i)(j)	34,935,804	34,924,974
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 10/15/2032 (h)(i)(j)	43,372,050	43,195,959
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9177% 1/14/2033 (h)(i)(j)	30,465,000	30,338,875
CoorsTek Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2278% 10/28/2032 (h)(i)(j)	10,916,750	10,957,688
Derby Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4295% 11/1/2030 (h)(i)(j)	13,255,010	13,298,089
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4832% 10/4/2029 (h)(i)(j)	60,119,328	59,818,732
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7572% 7/3/2028 (h)(i)(j)	41,664,511	39,568,370
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7244% 3/15/2029 (h)(i)(j)	73,073,475	71,688,001
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2684% 3/15/2030 (h)(i)(j)	2,670,882	2,447,196
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5727% 8/25/2031 (h)(i)(j)	38,964,585	38,996,926
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2309% 4/4/2033 (h)(i)(j)	14,040,000	14,022,450
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5727% 10/29/2032 (h)(i)(j)	15,211,875	15,211,875
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2309% 9/30/2031 (h)(i)(j)	15,641,040	15,638,224
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 8/9/2032 (h)(i)(j)	18,926,975	18,903,316
		473,107,017
Construction Materials - 0.5%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/10/2032 (h)(i)(j)	69,967,079	69,992,268
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7309% 4/2/2029 (h)(i)(j)	10,111,005	10,148,921
		80,141,189
Containers & Packaging - 2.5%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 3/3/2031 (h)(i)(j)	40,484,664	36,486,803
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9827% 6/9/2031 (h)(i)(j)	34,425,362	34,249,792
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1669% 11/29/2030 (h)(i)(j)	23,683,207	23,704,048
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.9059% 4/13/2029 (h)(i)(j)	108,000,940	105,354,918
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9809% 4/1/2032 (h)(i)(j)	72,763,059	69,430,511
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 5/1/2031 (h)(i)(j)	14,401,413	14,371,458
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7768% 3/7/2033 (h)(i)(j)	22,955,000	22,428,871
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2309% 4/21/2031 (h)(i)(j)	7,417,026	7,436,385
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7309% 4/9/2033 (h)(i)(j)	43,725,000	42,046,398
		355,509,184
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2398% 8/23/2032 (h)(i)(j)	19,834,650	19,889,790
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 5/23/2031 (h)(i)(j)	21,172,621	21,139,592
TOTAL MATERIALS		949,786,772
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9809% 6/13/2033 (h)(i)(j)	6,237,600	6,234,980
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2309% 1/31/2030 (h)(i)(j)	7,616,151	7,618,512
Greystar Real Estate Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9175% 8/21/2030 (h)(i)(j)	12,099,079	12,083,954
TOTAL REAL ESTATE		25,937,446
Utilities - 1.6%
Electric Utilities - 0.5%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4898% 4/16/2031 (h)(i)(j)	23,766,786	23,740,167
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6467% 1/27/2031 (h)(i)(j)	51,430,277	51,356,218
		75,096,385
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 6/10/2033 (h)(i)(j)	6,135,000	6,081,318
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 9/30/2031 (h)(i)(j)	25,642,287	25,506,640
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4809% 7/31/2030 (h)(i)(j)	18,624,125	18,617,234
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7322% 4/29/2033 (h)(i)(j)	9,285,000	9,290,850
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9809% 2/26/2032 (h)(i)(j)	16,239,399	16,242,322
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9822% 6/4/2032 (h)(i)(j)	16,961,394	16,996,674
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 6/4/2032 (h)(i)(j)	2,163,039	2,168,446
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2309% 3/29/2030 (h)(i)(j)	12,976,283	13,073,605
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8227% 11/25/2032 (h)(i)(j)	22,400,435	22,120,430
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4196% 12/15/2031 (h)(i)(j)	9,717,025	9,674,561
		139,772,080
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0954% 6/23/2028 (h)(i)(j)	22,215,154	22,159,616
TOTAL UTILITIES		237,028,081
TOTAL UNITED STATES		11,850,121,916
TOTAL BANK LOAN OBLIGATIONS (Cost $13,333,692,262)		12,835,145,302

Common Stocks - 2.0%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	459,128	8,534,628
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(c)	715,262	18,303,555
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(c)	3,686	1,727,554
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH (b)	1,973,025	5,255,698
TOTAL LUXEMBOURG		6,983,252
UNITED STATES - 1.8%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (b)(c)	2,842	0
Main Street Sports Group (b)(c)	23,201	5,035
TOTAL COMMUNICATION SERVICES		5,035
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(c)	542,500	6,086,850
Specialty Retail - 0.0%
White Iris LLC (b)	185,373	2,585,953
TOTAL CONSUMER DISCRETIONARY		8,672,803
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(c)(f)	78,896	74,951
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp (d)	529,472	27,860,817
EP Energy Corp (b)(c)	80,740	134,836
Expand Energy Corp	587,218	55,216,109
Expand Energy Corp (e)	4,049	380,727
ExxonMobil Holdings Corp	329,097	51,154,838
New Fortress Energy Inc Class A (c)(d)	224,466	72,390
TOTAL ENERGY		134,819,717
Financials - 0.6%
Capital Markets - 0.0%
Fg Parent, LLC Class A (b)	344,241	2
Financial Services - 0.6%
ACNR Holdings Inc (b)	391,373	59,625,677
Carnelian Point Holdings LP warrants 6/30/2027 (b)(c)	18,944	55,316
Limetree Bay Cayman Ltd (b)(c)	2,899	0
Scrs Intermediate Holding Corp (b)(g)	2,919	24,367,696
Scrs Intermediate Holding Corp warrants 7/2/2031 (b)(c)(g)	600	1,317,535
Stg Parent Topco, LLC (b)	1,250,107	7,900,676
		93,266,900
TOTAL FINANCIALS		93,266,902
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (b)	344,241	11,986,472
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(c)	118,360	3,870,372
TOTAL UNITED STATES		252,696,252
TOTAL COMMON STOCKS (Cost $160,734,972)		286,517,687

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Acrisure Holdings Inc Series A-2 (b)(c) (Cost $24,999,976)	1,038,205	33,409,437

Non-Convertible Corporate Bonds - 3.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (g)	6,163,871	5,948,022
Altice France SA 6.5% 4/15/2032 (g)	22,286,583	21,572,008
Altice France SA 6.875% 10/15/2030 (g)	6,463,414	6,310,654
Altice France SA 6.875% 7/15/2032 (g)	22,301,827	21,650,585

TOTAL FRANCE		55,481,269
UNITED STATES - 3.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Meridian Arc Holdco LLC 6.25% 4/30/2031 (g)	9,500,000	9,127,912
WULF Compute LLC 7.75% 10/15/2030 (g)	3,015,000	3,132,485
		12,260,397
Entertainment - 0.0%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (g)	2,385,000	2,471,273
Media - 0.5%
Dotdash Meredith Inc 7.625% 6/15/2032 (g)	11,795,000	11,065,955
EchoStar Corp 10.75% 11/30/2029	27,871,501	30,148,675
Univision Communications Inc 7.375% 6/30/2030 (g)	9,425,000	9,384,098
Univision Communications Inc 8.5% 7/31/2031 (g)	8,595,000	8,575,974
Univision Communications Inc 9.375% 8/1/2032 (g)	12,740,000	12,725,148
		71,899,850
TOTAL COMMUNICATION SERVICES		86,631,520
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (g)	7,810,000	7,907,968
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (g)	8,660,000	8,814,691
		16,722,659
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (g)	7,670,000	7,695,372
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (g)	37,830,000	36,782,867
		44,478,239
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (g)	19,295,000	18,462,457
TOTAL CONSUMER DISCRETIONARY		79,663,355
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (g)	3,280,000	3,193,536
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (g)	1,555,000	1,579,635
TOTAL ENERGY		4,773,171
Financials - 1.1%
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (g)	21,445,000	20,740,710
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (g)	16,655,000	16,730,114
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (g)	5,790,000	5,857,315
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (g)	105,720,000	96,322,296
CRC Insurance Group LLC 7.125% 6/1/2031 (g)	535,000	533,992
TOTAL FINANCIALS		140,184,427
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Embecta Corp 6.75% 2/15/2030 (g)	3,942,000	3,015,630
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (g)	3,117,000	3,169,780
		6,185,410
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (g)	10,425,000	10,994,758
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (g)	2,455,000	2,429,857
TOTAL HEALTH CARE		19,610,025
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (g)	19,405,000	19,638,462
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (g)	2,950,000	1,516,650
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (g)	8,525,000	7,765,764
Brand Industrial Services Inc 10.375% 8/1/2030 (g)	8,060,000	6,980,141
Neptune Bidco US Inc 9.29% 4/15/2029 (g)	25,460,000	25,939,763
OT Midco Inc 10% 2/15/2030 (g)	5,925,000	2,221,874
		42,907,542
TOTAL INDUSTRIALS		64,062,654
Information Technology - 0.2%
IT Services - 0.0%
CoreWeave Inc 9.75% 10/1/2031 (g)	3,085,000	2,799,214
Software - 0.2%
Cloud Software Group LLC 8.25% 6/30/2032 (g)	16,354,000	15,470,683
Cloud Software Group LLC 9% 9/30/2029 (g)	8,495,000	8,322,991
		23,793,674
TOTAL INFORMATION TECHNOLOGY		26,592,888
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (g)	9,975,000	10,444,763
Real Estate - 0.1%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (g)	1,725,000	1,722,738
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (g)	985,000	962,510
		2,685,248
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	17,660,000	17,132,519
TOTAL REAL ESTATE		19,817,767
TOTAL UNITED STATES		451,780,570
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $513,620,386)		507,261,839

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10.25% (o)	153,504	13,735,538
Strategy Inc Series A, 10%	68,106	6,453,724

TOTAL UNITED STATES		20,189,262
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,341,336)		20,189,262

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (i)(j)(n) (Cost $30,134,251)	29,835,000	30,338,996

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.69	1,037,959,795	1,038,167,386
Fidelity Securities Lending Cash Central Fund (r)(s)	3.72	4,910,617	4,911,108
TOTAL MONEY MARKET FUNDS (Cost $1,043,061,836)			1,043,078,494

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $15,345,126,984)	14,965,722,903
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(341,624,690)
NET ASSETS - 100.0%	14,624,098,213

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $134,475,271 or 0.9% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $74,951 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $561,353,218 or 3.8% of net assets.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $64,169,849 and $64,035,523, respectively.

(m)	Non-income producing - Security is in default.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Affiliated fund.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	38,343

Fidelity Private Credit Company LLC	5/1/2022 - 7/29/2026	142,737,704

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	612,971,015	3,055,900,866	2,630,696,975	19,223,629	(21,781)	14,261	1,038,167,386	1,037,959,795
Fidelity Private Credit Company LLC	123,054,869	15,293,205	-	13,646,788	-	(4,253,530)	134,094,544	14,500,470
Fidelity Securities Lending Cash Central Fund	-	103,215,979	98,304,871	14,542	-	-	4,911,108	4,910,617
	736,025,884	3,174,410,050	2,729,001,846	32,884,959	(21,781)	(4,239,269)	1,177,173,038

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.